Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)	$ 143,858,000	$ 200,619,000	$ (317,469,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share compensation expense	6,636,000	7,061,000	4,956,000
Net interest expense (income) on deposit liabilities	852,000	5,879,000	(1,273,000)
Net realized and unrealized gain on investments and derivatives	62,498,000	2,522,000	34,145,000
Net realized and unrealized (gain) loss on investment in related party investment fund	(194,988,000)	(249,626,000)	280,847,000
Net foreign exchange (gains) losses	5,219,000	3,635,000	(7,503,000)
Amortization of premium and accretion of discount, net	(3,831,000)	(1,382,000)	4,134,000
Changes in assets and liabilities:
Reinsurance balances receivable	38,610,000	20,355,000	(157,214,000)
Deferred acquisition costs, net	23,614,000	24,782,000	8,746,000
Unearned premiums ceded	(17,341,000)	(1,504,000)	(777,000)
Increase (Decrease) in Reinsurance Recoverable	(8,855,000)	(3,489,000)	(918,000)
Other assets	3,267,000	(172,000)	(13,486,000)
Interest and dividends receivable, net	1,292,000	(862,000)	(2,716,000)
Unearned premium reserves	(51,315,000)	(41,600,000)	25,353,000
Loss and loss adjustment expense reserves	(190,325,000)	(157,849,000)	(225,670,000)
Accounts payable and accrued expenses	(3,269,000)	10,555,000	(24,684,000)
Reinsurance balances payable	1,780,000	11,534,000	23,866,000
Net cash provided by operating activities	73,356,000	141,112,000	13,387,000
Investing activities
Proceeds from redemptions from related party investment fund	0	760,000,000	142,968,000
Contributions to related party investment fund	0	(87,000,000)	(136,626,000)
Change in participation agreement with related party investment fund	0	(2,297,000)	(20,852,000)
Purchases of investments	(444,111,000)	(331,463,000)	(3,483,319,000)
Proceeds from sales and maturities of investments	532,247,000	446,206,000	3,475,515,000
Purchases of investments to cover short sales	(2,846,000)	0	(853,798,000)
Proceeds from short sales of investments	15,721,000	0	800,508,000
Change in due to/from brokers, net	(94,902,000)	1,411,000	482,778,000
Decrease in securities sold under an agreement to repurchase	0	0	(29,618,000)
Net cash provided by investing activities	6,109,000	786,857,000	377,556,000
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs	0	1,888,000	0
Payments Related to Tax Withholding for Share-based Compensation	(302,000)	(68,000)	(74,000)
Purchases of SiriusPoint common shares under share repurchase program	0	0	(138,705,000)
Net proceeds (payments) on deposit liability contracts	(20,202,000)	10,832,000	9,790,000
Change in total noncontrolling interests, net	1,020,000	0	(97,950,000)
Net cash provided by (used in) financing activities	(19,484,000)	12,652,000	(226,939,000)
Net increase in cash, cash equivalents and restricted cash	59,981,000	940,621,000	164,004,000
Cash, cash equivalents and restricted cash at beginning of year	1,653,958,000	713,337,000	549,333,000
Cash, cash equivalents and restricted cash at end of year	1,713,939,000	1,653,958,000	713,337,000
Supplementary information
Interest paid in cash	8,340,000	8,051,000	25,578,000
Income taxes paid in cash	53,000	10,000	7,274,000
Non-cash Transfer of Investment Asset to Related Party Investments Fund	$ 0	$ 0	$ 1,571,191,000